Basis of Presentation (Percentage of Net Long-Lived Assets by Geographic Area) (Details)	Jul. 03, 2016	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013
Percentage net long-lived assets by geographic area
Percentage of Total Net Long-Lived Assets	100.00%	100.00%	100.00%	100.00%
United States [Member]
Percentage net long-lived assets by geographic area
Percentage of Total Net Long-Lived Assets	97.50%	97.40%	96.00%	95.70%
Canada and United Kingdom [Member]
Percentage net long-lived assets by geographic area
Percentage of Total Net Long-Lived Assets	2.50%	2.60%	4.00%	4.30%